Schedule of Investments (unaudited)	iShares® MSCI Qatar ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 1.1%
Gulf Warehousing Co.	695,400	$904,669

Banks — 47.2%
Commercial Bank PSQC (The)	2,245,541	4,011,426
Doha Bank QPSC	2,600,759	2,163,398
Masraf Al Rayan QSC	4,261,264	5,636,593
Qatar First Bank	1,656,541	806,449
Qatar International Islamic Bank QSC	1,081,618	2,746,376
Qatar Islamic Bank SAQ	1,361,489	6,386,737
Qatar National Bank QPSC	3,528,707	18,660,783
		40,411,762

Chemicals — 4.0%
Mesaieed Petrochemical Holding Co.	6,126,613	3,461,297

Construction Materials — 2.0%
Qatar National Cement Co. QSC	706,013	984,328
Qatari Investors Group QSC	1,110,335	708,609
		1,692,937
Diversified Financial Services — 0.9%
Salam International Investment Ltd. QSC	3,216,451	769,920

Diversified Telecommunication Services — 2.6%
Ooredoo QPSC	1,217,333	2,257,641

Energy Equipment & Services — 1.3%
Gulf International Services QSC(a)	2,191,651	1,089,192

Food & Staples Retailing — 1.3%
Al Meera Consumer Goods Co. QSC	209,559	1,103,062

Food Products — 1.0%
Baladna	2,194,375	893,526

Health Care Providers & Services — 1.0%
Medicare Group	380,041	870,655

Industrial Conglomerates — 11.1%
Aamal Co.	3,774,467	1,066,478
Industries Qatar QSC	1,811,817	7,174,926
Mannai Corp. QSC	448,294	568,284
Qatar Industrial Manufacturing Co. QSC	793,191	668,456
		9,478,144
Insurance — 2.1%
Qatar Insurance Co. SAQ(a)	2,630,437	1,793,512
Security	Shares	Value

Marine — 2.2%
Qatar Navigation QSC	924,432	$1,885,876

Metals & Mining — 2.7%
Qatar Aluminum Manufacturing Co.	4,711,051	2,325,588

Multi-Utilities — 3.6%
Qatar Electricity & Water Co. QSC	681,597	3,067,242

Oil, Gas & Consumable Fuels — 7.7%
Qatar Fuel QSC	688,462	3,417,337
Qatar Gas Transport Co. Ltd.	3,565,455	3,205,140
		6,622,477
Real Estate Management & Development — 6.4%
Barwa Real Estate Co.	2,856,741	2,408,277
Ezdan Holding Group QSC	2,858,415	1,145,985
Mazaya Real Estate Development QPSC	2,238,162	615,302
United Development Co. QSC	3,247,665	1,349,408
		5,518,972
Wireless Telecommunication Services — 1.7%
Vodafone Qatar QSC	3,251,537	1,422,426

Total Common Stocks — 99.9% (Cost: $63,555,294)		85,568,898

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	70,000	70,000

Total Short-Term Investments — 0.1% (Cost: $70,000)		70,000

Total Investments in Securities — 100.0% (Cost: $63,625,294)		85,638,898

Other Assets, Less Liabilities — 0.0%		23,874

Net Assets — 100.0%		$85,662,772

(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$20,000	$50,000	(a)	$—	$—	$—	$70,000	70,000	$1	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® MSCI Qatar ETF
November 30, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts MSCI Emerging Markets Index	1	12/17/21	$61	$(71)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$75,693,941	$9,874,957	$—	$85,568,898
Money Market Funds	70,000	—	—	70,000
	$75,763,941	$9,874,957	$—	$85,638,898
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(71)	$—	$—	$(71)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2